Parent-Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent-Only Statement of Income
The following tables present Parent-only condensed financial statements.

Parent-Only Statement of Income
	Year ended December 31,
(in millions)	2014	2013	2012
Income
Dividends from subsidiaries:
Bank	$15,077	10,612	11,767
Nonbank	526	33	1,150
Interest income from subsidiaries	772	848	897
Other interest income	216	240	222
Other income	1,032	484	267
Total income	17,623	12,217	14,303
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	357	334	287
Short-term borrowings	7	5	1
Long-term debt	1,540	1,546	1,877
Other	5	15	23
Noninterest expense	797	1,175	1,127
Total expense	2,706	3,075	3,315
Income before income tax benefit and
equity in undistributed income of subsidiaries	14,917	9,142	10,988
Income tax benefit	(926)	(570)	(903)
Equity in undistributed income of subsidiaries	7,214	12,166	7,006
Net income	$23,057	21,878	18,897

Parent-Only Statement of Comprehensive Income

Parent-Only Statement of Comprehensive Income
	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$23,057	21,878	18,897
Other comprehensive income (loss), net of tax:
Investment securities	142	(248)	61
Derivatives and hedging activities	12	39	31
Defined benefit plans adjustment	(633)	1,136	(379)
Equity in other comprehensive income (loss) of subsidiaries	2,611	(5,191)	2,730
Other comprehensive income (loss), net of tax:	2,132	(4,264)	2,443
Total comprehensive income	$25,189	17,614	21,340

Parent-Only Balance Sheet

Parent-Only Balance Sheet
	December 31,
(in millions)	2014	2013
Assets
Cash and cash equivalents due from:
Subsidiary banks	$43,843	42,386
Nonaffiliates	3	3
Investment securities issued by:
Subsidiary banks	10,001	—
Nonaffiliates	10,753	11,652
Loans to subsidiaries:
Bank	18,166	7,140
Nonbank	35,783	38,504
Investments in subsidiaries:
Bank	162,806	154,577
Nonbank	24,567	21,852
Other assets	6,225	7,329
Total assets	$312,147	283,443
Liabilities and equity
Short-term borrowings	$2,270	5,121
Accrued expenses and other liabilities	6,984	7,241
Long-term debt	97,275	81,721
Indebtedness to nonbank subsidiaries	21,224	19,218
Total liabilities	127,753	113,301
Stockholders' equity	184,394	170,142
Total liabilities and equity	$312,147	283,443

Parent-Only Statement of Cash Flows

Parent-Only Statement of Cash Flows
	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities:
Net cash provided by operating activities	$18,019	8,607	13,365
Cash flows from investing activities:
Available-for-sale securities:
Sales proceeds	1,196	3,606	6,171
Prepayments and maturities:
Subsidiary banks	25	—	—
Nonaffiliates	—	12	30
Purchases:
Subsidiary banks	(10,025)	—	—
Nonaffiliates	(14)	(6,016)	(5,845)
Loans:
Net repayments from (advances to) subsidiaries	(2,199)	655	9,191
Capital notes and term loans made to subsidiaries	(11,275)	(6,700)	(1,850)
Principal collected on notes/loans made to subsidiaries	2,526	1,472	2,462
Net increase in investment in subsidiaries	(1,096)	(1,188)	(5,218)
Other, net	470	461	(2)
Net cash provided (used) by investing activities	(20,392)	(7,698)	4,939
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	2,314	6,732	5,456
Long-term debt:
Proceeds from issuance	22,627	18,714	16,989
Repayment	(8,659)	(13,096)	(18,693)
Preferred stock:
Proceeds from issuance	2,775	3,145	1,377
Cash dividends paid	(1,235)	(1,017)	(892)
Common stock warrants repurchased	—	—	(1)
Common stock:
Proceeds from issuance	1,840	2,224	2,091
Repurchased	(9,414)	(5,356)	(3,918)
Cash dividends paid	(6,908)	(5,953)	(4,565)
Excess tax benefits related to stock option payments	453	271	226
Other, net	37	114	(14)
Net cash provided (used) by financing activities	3,830	5,778	(1,944)
Net change in cash and due from banks	1,457	6,687	16,360
Cash and due from banks at beginning of year	42,389	35,702	19,342
Cash and due from banks at end of year	$43,846	42,389	35,702